Changes in Accounting Policies	12 Months Ended
Dec. 31, 2020
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Changes in Accounting Policies
3	CHANGES IN ACCOUNTING POLICIES
The following amended and revised standards are mandatory for the first time for the Group’s financial year beginning on January 1, 2020 and are applicable for the Group:
Amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” – “Definition of Material”
Amendments to IFRS 3 “Business Combinations” – “Definition of a Business”
Amendments to IFRS 9 “Financial Instruments”, IAS 39 “Financial Instruments: Recognition and Measurement” and IFRS 7 “Financial Instruments: Disclosures” – Interest rate benchmark reform
Revised Conceptual Framework for Financial Reporting
The above amendments or revisions to IFRS and IAS effective for the financial year beginning on January 1, 2020 do not have a material impact on the Group.
New standards, annual improvement or interpretation to IFRS and IAS effective for the financial year beginning on January 1, 2019 do not have a material impact on the Group other than IFRS 16 “Leases”, details of which are set out in note 3(a).
New standards, annual improvement or interpretation to IFRS and IAS effective for the financial year beginning on January 1, 2018 do not have a material impact on the Group other than IFRS 9 “Financial Instruments” and IFRS 15 “Revenue from Contracts with Customers”. The impact resulting from the adoption of IFRS 15 and IFRS 9 on the Group’s equity as at January 1, 2018 led to an increase of equity of RMB8,896 million and a decrease of equity of RMB2,365 million, respectively.
In addition, the IASB also published a number of new standards and amendments to standards which are effective for the Group’s financial year beginning on or after January 1, 2021 and have not been early adopted by the Group (see note 42). Management is assessing the impact of such standards and will adopt the relevant standards in the subsequent periods as required.

(a)	IFRS 16 “Leases”

(i)	Initial application
The Group applied the IFRS 16 from its mandatory adoption date of January 1, 2019. The Group has applied the simplified transition approach and not restated comparative amounts for the year prior to first adoption, with the cumulative effect of initial adoption recognized as an adjustment to the opening balance sheets.
As of January 1, 2019,
right-of-use
assets of the Group are measured on transition as if IFRS 16 have had always been applied. Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019, which was within the range between 3.5% and 4.0%.
In applying IFRS 16, the Group has used the practical expedients permitted by the standard, including: applying a single discount rate to a portfolio of leases with reasonably similar characteristics; accounting for leases with a remaining lease term of less than 12 months as of January 1, 2019 in the same way as short-term leases; excluding initial direct costs for the measurement of the right-of-use
asset at the date of initial application and using hindsight in determining the lease term where the contract contains options to extend or terminate the lease.
The Group considers that the assets and liabilities arising from the lease are generated in a single transaction, therefore, the Group applies IAS 12 “Income Taxes” requirements to the leasing transaction as a whole. Temporary differences relating to right-of-use
assets and lease liabilities are assessed on a net basis.

(ii)	Summary of effects arising from initial application of IFRS 16
The following table shows the impact from the adoption of IFRS 16 on certain impacted financial statement line items in the Group’s consolidated balance sheets as of December 31, 2018. Line items that were not affected by the changes have not been included.
Consolidated Balance Sheets (Extracted)

	December 31, 2018 (As previously reported) Million	Changes in accounting policy – IFRS 16 Million	January 1, 2019 (As restated) Million
Assets
Non-current assets
Right-of-use assets	—	84,289	84,289
Land use rights and others	27,778	(4,665)	23,113
Investments accounted for using the equity method	145,325	(1,216)	144,109
Deferred tax assets	29,654	488	30,142
Current assets
Prepayments and other current assets	27,002	(1,811)	25,191

Equity and liabilities
Liabilities
Current liabilities
Lease liabilities	—	19,917	19,917
Non-current liabilities
Lease liabilities – non-current	—	60,290	60,290
Deferred tax liabilities	822	(16)	806
Equity
Reserves	650,275	(3,106)	647,169
To ensure the consistency of the accounting policies adopted by the Group and its associates and joint ventures, the opening balance of investment accounted for using the equity method, the opening retained profits and PRC statutory reserves of the Group as of January 1, 2019 were reduced by RMB1,216 million, RMB1,202 million and RMB14 million, respectively upon the adoption of IFRS 16, which were included in the table above.